Explanatory Notes to Form N-CEN Item C.17 (Principal Transactions)

The Registrant is providing the below information which it believes would be helpful in understanding the information reported in response to Item C.17 (Principal Transactions) of this Form.

As indicated by the Form N-CEN instructions for Item C.17, the Registrant has included the value of tender offers in the aggregate value of principal purchase/sales during the period in Item C.17.b. However, because tender offer principal transactions are not executed through a broker/dealer, this information has been excluded from Item C.17.a. For purposes of reconciling the value of principal transactions responses between Item C.17.a.vii and Item C.17.b, the Registrant is including the value of tender offer principal transactions below:

                                                                 Sale
                                                             Proceeds from
Fund Name	                                             Tender Offers

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund.....375,733.75
WisdomTree Emerging Markets Quality Dividend Growth Fund.........10,717.13
WisdomTree Emerging Markets SmallCap Dividend Fund............1,173,058.27
WisdomTree Europe Hedged SmallCap Equity Fund...................938,989.36
WisdomTree Europe Quality Dividend Growth Fund..................168,136.50
WisdomTree Europe SmallCap Dividend Fund......................5,035,547.75
WisdomTree Global ex-U.S. Quality Dividend Growth Fund........1,204,416.00
WisdomTree Global High Dividend Fund............................183,846.68
WisdomTree India Earnings Fund..................................566,811.72
WisdomTree India ex-State-Owned Enterprises Fund....................278.15
WisdomTree International Equity Fund..........................2,460,760.53
WisdomTree International High Dividend Fund...................1,735,150.25
WisdomTree International LargeCap Dividend Fund...............1,951,946.77
WisdomTree International MidCap Dividend Fund...................514,312.68
WisdomTree International Multifactor Fund.......................288,847.95
WisdomTree International SmallCap Dividend Fund..............14,919,423.73
WisdomTree Japan Hedged Equity Fund...........................2,970,042.66
WisdomTree Japan Hedged SmallCap Equity Fund....................230,893.82
WisdomTree Japan SmallCap Dividend Fund.......................1,714,939.43
WisdomTree U.S. ESG Fund..........................................2,547.00
WisdomTree U.S. High Dividend Fund...............................21,085.15
WisdomTree U.S. LargeCap Dividend Fund........................1,856,585.00
WisdomTree U.S. LargeCap Fund...................................971,233.56
WisdomTree U.S. MidCap Dividend Fund.........................45,075,643.08
WisdomTree U.S. MidCap Fund......................................26,730.00
WisdomTree U.S. Quality Dividend Growth Fund..................9,443,570.00
WisdomTree U.S. SmallCap Dividend Fund..........................293,363.87
WisdomTree U.S. SmallCap Fund.................................2,569,575.20
WisdomTree U.S. Total Dividend Fund...........................2,064,527.99